Deferred revenue (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	15 Months Ended
	Feb. 28, 2010	Nov. 04, 2013
Statement [Line Items]
Deposits from customers	$ 230,000	$ 885,000
Description of additional deposit payments	In addition to the deposit payments, as gold and silver is delivered to Wheaton, the Group receives cash payments equal to the lesser of (i) the market price and (ii) $450 per ounce (for gold) and $3.90 per ounce (for silver), subject to 1% annual escalation after three years. To date, no such deposit has been received under the terms of this contract.	In addition to the deposit payments, as gold and silver is delivered to Wheaton, the Group receives cash payments equal to the lesser of (i) the market price and (ii) $400 per ounce (for gold) and $5.90 per ounce (for silver), subject to 1% annual escalation after three years.